UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 3/31/03

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT V, LLC
Address:          2750 Sand Hill Road
                  Menlo Park
                  California  94025

13F File Number:  28-06231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-0360

Signature, Place and Date of signing:

   Pamela K. Hagenah    Menlo Park, California     May 1, 2003
   [Signature]          [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                            -0-

Form 13F Information Table Total:                             26

Form 13F Information Table Value Total:                       $116,399
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                                    FORM 13F
         NAME OF REPORTING MANAGER: INTEGRAL CAPITAL MANAGEMENT V, LLC
                                  as of 3/31/03


      ITEM 1               ITEM 2       ITEM 3     ITEM 4     ITEM 5         ITEM 6-INV. DISC. ITEM 7             ITEM 8
                                                                           -------------------                   ---------
                                                   VALUE     SHARES/        SH/  PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT        PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
---------------------- -------------- --------- ----------- --------       ---  ----  ------- --------  --------  ------   ----
------------------------------------------------------------------------------------------------------------------------------------
ACTIVCARD S.A.         COMM STK         00506J107     931       94,440     SH         SOLE                 94,440  0       0
AMERITRADE HOLDING     COMM STK         03074K100   8,816    1,777,381     SH         SOLE              1,777,381  0       0
AMGEN INC.             COMM STK         031162100   6,794      118,060     SH         SOLE                118,060  0       0
BROCADE COMMUNICATIONS COMM STK         111621108   8,104    1,660,720     SH         SOLE              1,660,720  0       0
CERTEGY INC.           COMM STK         156880106   6,201      246,080     SH         SOLE                246,080  0       0
CISCO SYSTEMS          COMM STK         17275R102   2,832      218,180     SH         SOLE                218,180  0       0
COMCAST CORP.          CL A             20030N101   5,260      183,980     SH         SOLE                183,980  0       0
CONCORD EFS INC.       COMM STK         206197105   7,260      772,310     SH         SOLE                772,310  0       0
DELL COMPUTER          COMM STK         247025109   6,825      249,910     SH         SOLE                249,910  0       0
DRUGSTORE COM INC      COMM STK         262241102   3,318      866,444     SH         SOLE                866,444  0       0
GEOWORKS CORPORATION   COMM STK         373692102       4      350,312     SH         SOLE                350,312  0       0
GETTY IMAGES INC.      COMM STK         374276103   1,939       70,630     SH         SOLE                 70,630  0       0
INSTINET GROUP INC.    COMM STK         457750107   1,823      519,331     SH         SOLE                519,331  0       0
INTERSIL HOLDINGS COMP CL A             46069S109   4,517      290,290     SH         SOLE                290,290  0       0
MICROSOFT CORPORATION  COMM STK         594918104   6,658      275,000     SH         SOLE                275,000  0       0
NETWORK APPLIANCE INC. COMM STK         64120L104   3,919      350,250     SH         SOLE                350,250  0       0
OPSWARE, INC.          COMM STK         68383A101   1,095      579,293     SH         SOLE                579,293  0       0
ORACLE CORPORATION     COMM STK         68389X105   2,851      262,720     SH         SOLE                262,720  0       0
PERVASIVE SOFTWARE INC COMM STK         715710109   1,220      274,200     SH         SOLE                274,200  0       0
QUALCOMM INC.          COMM STK         747525103   3,084       85,660     SH         SOLE                 85,660  0       0
RIVERSTONE NETWORKS IN COMM STK         769320102     370      263,967     SH         SOLE                263,967  0       0
TMP WORLDWIDE INC.     COMM STK         872941109   7,669      714,710     SH         SOLE                714,710  0       0
UNITEDHEALTH GROUP INC COMM STK         91324P102   6,584       71,820     SH         SOLE                 71,820  0       0
VERISIGN INC.          COMM STK         92343E102   5,314      607,990     SH         SOLE                607,990  0       0
VIACOM INC.-CL B       CL B             925524308   6,216      170,200     SH         SOLE                170,200  0       0
WELLPOINT HEALTH NETWO COMM STK         94973H108   6,796       88,550     SH         SOLE                 88,550  0       0

GRAND TOTAL                                      $116,399
